UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

                      Separate Account B of ING USA Annuity
                           and Life Insurance Company
                               1475 Dunwoody Drive
                           West Chester, PA 19380-1478


2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes.)

                                      [ X ]


3.   Investment Company Act File Number:

                                    811-05626


     Securities Act File Number:

                      033-23351       033-59261     333-101481
                      333-28769       333-28679     333-117260
                      333-28755       333-66757     333-124953
                      333-33914       333-30180     033-34827
                      333-90516       333-70600
                      333-63692       333-57218


4.(a) Last day of fiscal year for which this Form is filed:

                                December 31, 2005


4.(b)[ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

4.(c)[ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24f-2:

                                    $ 9,404,045,464


     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                    $ 5,117,944,007


     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:

                                    $0


     (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                    $(5,117,944,007)


     (v) Net sales -- if item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]

                                    $ 4,286,101,457


     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from item 5(i)]:

                                    $0


     (vii) Multiplier for determining registration fee:

                                    x.00010700


     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                    $458,613

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:


     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:


7. Interest due-- If this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                 +$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                 =$458,613


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                 March 29, 2006

     CIK: 0000836687

     Method of Delivery:

               [ X ] Wire Transfer
               [   ] Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/ Barry Ward
        ------------------------------------------------
            Barry Ward
            Vice President and
              Head of Financial Reporting


Date:   March 31, 2006